Post employment benefits - Sensitivity analyses of potential impacts on consolidated income statement and on plan liabilities (Details) $ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($) yr	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	$ 4,335	$ 6,001	$ 5,547
Profit for the year	$ 2,538	$ 4,166	$ 4,479
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	0.50%
Life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Duration of reasonably possible increase in actuarial assumption | yr	1
United Kingdom | Effect of 0.5% increase in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	$ 2
Profit for the year	15
Plan liabilities	256
United Kingdom | Effect of 0.5% decrease in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(2)
Profit for the year	(13)
Plan liabilities	(282)
United Kingdom | Effect of 0.5% increase in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(2)
Profit for the year	(7)
Plan liabilities	(154)
United Kingdom | Effect of 0.5% decrease in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	2
Profit for the year	9
Plan liabilities	181
United Kingdom | Effect of one year increase in life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	(7)
Plan liabilities	(186)
Ireland | Effect of 0.5% increase in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	6
Plan liabilities	95
Ireland | Effect of 0.5% decrease in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(1)
Profit for the year	(5)
Plan liabilities	(105)
Ireland | Effect of 0.5% increase in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	(2)
Plan liabilities	(61)
Ireland | Effect of 0.5% decrease in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	3
Plan liabilities	66
Ireland | Effect of one year increase in life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	(2)
Plan liabilities	(66)
United States | Effect of 0.5% increase in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	2
Profit for the year	2
Plan liabilities	28
United States | Effect of 0.5% decrease in discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(2)
Profit for the year	(2)
Plan liabilities	(31)
United States | Effect of 0.5% increase in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	(1)
Profit for the year	(1)
Plan liabilities	(10)
United States | Effect of 0.5% decrease in inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	1
Profit for the year	1
Plan liabilities	9
United States | Effect of one year increase in life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Operating profit	0
Profit for the year	(1)
Plan liabilities	$ (17)